Business Operations and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	Three months ended
	June 30, 2017	June 30, 2016
Options	2,820,489	892,500
Warrants	372,421	9,702,713
Total	3,192,910	10,595,213

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	March 31,
	2017	2016
Options	2,820,489	907,500
Warrants	372,421	2,002,719
Total	3,192,910	2,910 219